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                SALOMON BROTHERS INSTITUTIONAL INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (800) 347-6028

                  SUPPLEMENT DATED JUNE 1, 1997 TO PROSPECTUS
                              DATED APRIL 29, 1997

     Effective June 1, 1997, First Data Investor Services Group, Inc. ('FDISG') will replace Investors Bank & Trust Company ('IBT') as the transfer agent for the funds comprising Salomon Brothers Institutional Investment Series (the 'Series'). Accordingly, the following supplements the information contained in the Series' current Prospectus dated April 29, 1997.

     The second paragraph under the section entitled 'Purchase and Redemption of Shares -- Purchase Procedures' is hereby replaced with the following paragraph:

          'Shares may be purchased by completing a Purchase Application and mailing it, together with your check payable to Salomon Brothers Funds, to:

        (Name of Fund)
        c/o FDISG
        P.O. Box 5127
        Westborough, MA 01581-5127'

     The fifth paragraph under this section is hereby replaced with the following paragraph:

          'Initial and subsequent investments may also be made by wire transfer. The investor should instruct the wiring bank to transmit the specified amount in federal funds to:

        Boston Safe Deposit and Trust Company
        Boston, MA
        ABA No. 011-001-234
        Account # 142743
        Attn: (Name of Fund)
        Name of Account:
        Account # (As assigned):'

     The back cover of the Prospectus is amended by removing the reference to IBT as transfer agent and dividend disbursing agent and inserting the following:

        'TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
        First Data Investor Services Group, Inc.
        P.O. Box 5127
        Westborough, Massachusetts 01581-5127'

     In addition, all references in the Prospectus to 'IBT' as transfer agent should now be read as 'FDISG.'





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                SALOMON BROTHERS INSTITUTIONAL INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (800) 347-6028

                 SUPPLEMENT DATED JUNE 1, 1997 TO STATEMENT OF
                  ADDITIONAL INFORMATION DATED APRIL 29, 1997

     Effective June 1, 1997, First Data Investor Services Group, Inc. ('FDISG') will replace Investors Bank & Trust Company ('IBT') as the transfer agent for the funds comprising Salomon Brothers Institutional Investment Series (the 'Series'). Accordingly, the following supplements the information contained in the Series' current Statement of Additional Information dated April 29, 1997.

     All references in the Statement of Additional Information to 'IBT' as transfer agent should now be read as 'FDISG.' In addition, the last two sentences under 'Custodian and Transfer Agent' are hereby deleted.





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